Intangible Assets, Net	12 Months Ended
Mar. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

NOTE 7 – INTANGIBLE ASSETS, NET

	As of March 31,	As of March 31,
	2022	2021
Land use right, cost	$910,808	$879,886
Customer relationship (Note 14)	8,822,973	-
Trademark	11,027	-
Software, cost	1,127,710	1,084,858
Total	10,872,518	1,964,744
Less: accumulated amortization	(771,113)	(132,645)
Intangible assets, net	$10,101,405	$1,832,099

As of March 31, 2022 and 2021, the Company pledged its land use right on its land with a carrying value of $93,140 (12,120 square meters) and $758,504 (29,720 square meters), respectively, as the collateral for a short-term bank loan (see Note 10).

Amortization expense was $633,807, $31,425 and $16,502 for the years ended March 31, 2022, 2021 and 2020, respectively.

Estimated future amortization expense is as follows as of March 31, 2022:

Years ending March 31,	Amortization expense
2023	$1,897,000
2024	1,897,000
2025	1,897,000
2026	1,897,000
2027	1,897,000
Thereafter	616,405
$10,101,405